SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Company follows accounting standards set by the Financial Accounting Standards Board (“FASB”). The FASB establishes accounting principles generally accepted in the United States (“GAAP”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants, which the Company is required to follow. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (“ASC”), which serves as a single source of authoritative non-SEC accounting and reporting standards to be applied by non-governmental entities. Certain prior period amounts in the Consolidated Statements of Cash Flows, as well as in the notes, have been reclassified to conform to the current year presentation.
During the fourth quarter of 2019, the Company aligned the consolidation of certain of its foreign subsidiaries in the consolidated financial statements, which previously included results on a one-month reporting lag. The Company believes that this change in accounting principle was preferable, as all of the its subsidiaries are now reported based on the same period-end, which improves overall financial reporting to investors by providing the most current information available. In accordance with applicable accounting literature, the elimination of a one-month reporting lag of a subsidiary is treated as a change in accounting principle and requires retrospective application. The Company has determined that the effect of this change is not material to the financial statements for all periods presented and therefore, the Company has not presented retrospective application of this change. The net impact of the elimination of the reporting lag of $0.6 million of loss for the month of December 2019 has been included within "Other income, net" on the Consolidated Statements of Operations and Comprehensive Income in the fourth quarter of 2019.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements of the Company include the accounts of the Company and its wholly-owned subsidiaries and any partially-owned subsidiaries that the Company has the ability to control. Significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates and assumptions take into account historical and forward looking factors that the Company believes are reasonable, including, but not limited to, the potential impacts arising from the coronavirus pandemic of 2019 (“COVID-19”) and public and private sector policies and initiatives aimed at reducing its transmission. As the extent and duration of the impacts of COVID-19 remain unclear, the Company’s estimates and assumptions may evolve as conditions change. Actual results may differ from such estimates.
Examples of significant estimates include the allowance for credit losses, the recoverability of property, plant and equipment, the incremental borrowing rate for lease liabilities, the recoverability of intangible assets and other long-lived assets, fair value measurements, including those related to financial instruments, goodwill and intangible assets, valuation allowances on tax assets, pension and postretirement benefit obligations, contingencies and the identification and valuation of assets acquired and liabilities assumed in connection with business combinations.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash on hand and highly-liquid investments with maturities of three months or less at the date of purchase.
Revenue Recognition
Revenue Recognition
In accordance with ASC 606, Revenue from Contracts with Customers, the Company determines revenue recognition by applying the following steps: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations and (v) recognize revenue as the performance obligations are satisfied.
The Company recognizes revenue when performance obligations under the terms of a contract with a customer are satisfied. The Company's primary performance obligation to its customers is the delivery of products. Control of the products sold typically transfers to the customer upon shipment or delivery, depending on the shipping terms of the underlying contract.
Each customer contract sets forth the transaction price for the products and services purchased under that arrangement. Some customer arrangements include variable consideration, such as volume rebates, some of which depend upon the customers meeting specified performance criteria, such as a purchasing level over a period of time. The Company uses judgment to estimate the most likely amount of variable consideration at each reporting date. When estimating variable consideration, the Company applies judgment when considering the probability of whether a reversal of revenue could occur and only recognize revenue subject to this constraint.
The Company uses historical customer return data as a basis of estimation for customer returns and records the reduction of sales at the time revenue is recognized. Customer returns have historically not been significant. The Company may receive deposits from customers before revenue is recognized, thus resulting in the recognition of a contract liability (customer deposits).
Amounts billed to customers for shipping and handling of products are included in sales and the related costs incurred by the Company for shipping and handling are included in cost of sales. The Company applies a policy election to account for shipping and handling as an activity to fulfill the promise to transfer the product to the customer.
The Company applies an accounting policy election to exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer.
The Company has elected the practical expedient permitted in ASC 340-40-25-4, which permits an entity to recognize incremental costs to obtain a contract as an expense when incurred if the amortization period will be less than one year.
The Company has elected the practical expedient permitted in ASC 606-10-32-18, which allows an entity to not adjust the promised amount of consideration for the effects of a significant financing component if a contract has a duration of one year or less. As the Company’s contracts are typically less than one year in length, consideration will not be adjusted. The Company’s contracts generally include a standard payment term of 30 days, consequently there is no significant financing component within its contracts.
Contract Balances
The Company’s contract assets consist of customer receivables which are included on the Consolidated Balance Sheets. These amounts represent the amount of consideration the Company expects to be entitled to in exchange for the goods delivered to its customers.
When the Company receives deposits, the recognition of revenue is deferred and results in the recognition of a contract liability (Customer deposits) which is included in Other current liabilities on the Consolidated Balance Sheets. Subsequent recognition of revenue and discharge of the contract liability typically occurs within a year of a deposit receipt, as the Company’s standard contract is less than one year.
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
Accounts receivable are recorded net of an allowance for expected credit losses. The Company maintains an allowance for credit losses for the expected failure or inability of its customers to make required payments. The Company recognizes the allowance for expected credit losses at inception and reassesses quarterly based on management’s expectation of the asset’s collectability. The allowance is based on multiple factors including historical experience with bad debts, the credit quality of the customer base, the aging of such receivables and current macroeconomic conditions, as well as management’s expectations of conditions in the future. The Company’s allowance for uncollectible accounts receivable is based on management’s assessment of the collectability of assets pooled together with similar risk characteristics.
Management analyzes receivables based on the credit quality indicators and shared risk characteristics of dealers and other customers. Management stratifies the dealer population generally by the level of their purchase activity, mainly recurring purchasers compared to non-recurring purchasers, as well as the financial strength of the dealer. Management also stratifies receivables based on government and corporate purchasers with common risk characteristics. Management considers multiple factors, including payment history, frequency of purchases and financial strength of the purchaser to determine the reserve needed.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value and include material, labor and overhead. Cost is determined using the first-in, first-out method. The Company adjusts for inventory that it believes is impaired or obsolete. Obsolescence occurs as the result of several factors, including the discontinuance of a product line, changes in product material specifications, replacement products in the marketplace and other competitive influences.

Property, Plant, and Equipment
Property, Plant, and Equipment
Property, plant, and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The useful lives are as follows:

Category	Useful Life (in years)
Leasehold improvements (1)	Various
Buildings	35	—	60
Building improvements	5	—	25
Office equipment	3	—	10
Software	3	—	10
Machinery and equipment	4	—	15
(1)Leasehold improvements are amortized over the shorter of the economic life of the asset or the remaining lease term.
Maintenance and repairs are expensed as incurred. Interest on significant capital projects is capitalized during the construction period.
The Company reviews the carrying values of its property and equipment for possible impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable based on undiscounted estimated cash flows expected to result from its use and eventual disposition. The factors considered by the Company in performing this assessment include current operating results, business trends affecting the use of certain assets and other economic factors. In assessing the recoverability of the carrying value of property and equipment, the Company must make assumptions regarding future cash flows and other factors. If these estimates or the related assumptions change in the future, the Company may be required to record an impairment loss for these assets.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill and intangible assets with indefinite lives are tested for impairment at least annually, as of October 1, and more frequently whenever events or circumstances occur indicating that a possible impairment may have been incurred. Intangible assets with finite lives are amortized over their estimated useful lives.
Goodwill
The Company evaluates goodwill for impairment by way of qualitative and quantitative assessments. A qualitative assessment involves determining whether events or circumstances exist that indicate it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. If, based on this qualitative assessment, the Company determines it is more likely than not that the fair value of a reporting unit is less than its carrying amount, or if the Company elects not to perform a qualitative assessment, a quantitative assessment is performed by determining the fair value of the Company's reporting units.
The Company estimates the fair value of its reporting units using a combination of the fair values derived from both the income approach and the market approach. Under the income approach, the Company calculates the fair value of a reporting unit based on the present value of estimated future cash flows. Cash flow projections are based on management's estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions. The discount rate is based on the weighted-average cost of capital adjusted for the relevant risk associated with business-specific characteristics and the uncertainty related to the businesses ability to execute on the projected cash flows. The market approach estimates fair value based on market multiples of revenue and earnings derived from comparable publicly-traded companies with similar operating and investment characteristics as the reporting unit.
If the fair value of the reporting unit exceeds its carrying value, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.
When performing a qualitative assessment, the Company assesses numerous factors to determine whether it is more likely than not that the fair value of the reporting units are less than their respective carrying values. The Company considers factors that would impact the reporting unit fair values as estimated by the market and income approaches compared to the last quantitative assessment. The Company reviews current projections of cash flows and compares the current projections to the projections included in the most recent quantitative assessment and considers whether any new significant competitors have entered the marketplace in the industry and if consumer demand for the industry’s products remains relatively constant, is growing or declining. Also, the Company considers if economic factors during the year significantly affected the discount rates that should be used for the valuation of the reporting units. The Company would conclude if events occurring since the last quantitative assessment have a significant impact on the fair value of each of the reporting units.
Intangible Assets Other than Goodwill
The Company assesses whether impairment of its indefinite-lived intangible assets, comprised of tradenames, exists using both the qualitative and quantitative assessments. The qualitative assessment involves determining whether events or circumstances exist that indicate it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. If based on this qualitative assessment, the Company determines it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount or if the Company elects not to perform a qualitative assessment, a quantitative assessment is performed to determine whether an indefinite-lived intangible asset impairment exists.
The Company tests its indefinite-lived intangible assets for impairment by comparing the carrying values of the applicable tradenames to their estimated fair values. The estimated fair values are based on an income approach using the so-called "relief from royalty method", which assumes that, in lieu of ownership, a third party would be willing to pay a royalty in order to exploit the benefits of the tradename asset. The cash flow projections used in this process involve several significant assumptions, including (i) current revenue projections of the related business operations, (ii) estimated royalty rates, (iii) after-tax benefit expected from ownership of the tradenames, and (iv) discount rates used to derive the estimated fair values. Any excess of carrying value over the respective estimated fair value is recognized as an impairment in the reporting period in which it's been identified.
Finite-lived intangible assets such as customer relationships, non-compete agreements, and licenses are amortized over their estimated useful lives. The Company reviews the carrying values of these assets for possible impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable based on estimated undiscounted cash flows expected to result from its use and eventual disposition. The Company regularly evaluates the reasonableness of the useful lives of these assets.

Leases
Leases
The Company accounts for leases in accordance with ASC Topic 842, Leases, (“ASC 842”). The Company determines if an arrangement is a lease at contract inception. A lease exists when a contract conveys to the customer the right to control the use of identified property, plant, or equipment for a period of time in exchange for consideration. The definition of a lease embodies two conditions: (1) there is an identified asset in the contract that is land or a depreciable asset (i.e., property, plant, and equipment), and (2) the customer has the right to control the use of the identified asset. The Company determines whether the contracts are considered an operating or finance lease. The Company does not currently have finance leases.
Operating leases are included in right-of-use (“ROU”) lease assets, current portion lease liability, and lease liabilities on the Consolidated Balance Sheets when the lease term exceeds one year. The lease liabilities are initially measured at the present value of the unpaid lease payments at the lease commencement date.
Key estimates and judgments include how the Company determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term and (3) lease payments.
(1)ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As the majority of the Company’s leases do not provide an implicit rate, the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The Company uses the implicit rate when readily determinable.
(2)The lease term for all of the Company’s leases includes the non-cancellable period of the lease plus any additional periods covered by a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise.
(3)Lease payments included in the measurement of the lease liability comprise the following: fixed payments (including in-substance fixed payments), less any lease incentives paid or payable to the lessee, variable payments that depend on an index or rate, amounts expected to be payable under a residual value guarantee and the exercise price of the Company option to purchase the underlying asset if the Company is reasonably certain to exercise.
The ROU asset is initially measured at cost, which comprises the initial measurement of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred, less any lease incentives received.
For operating leases, the ROU asset is subsequently measured throughout the lease term at the amount of the remeasured lease liability, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Variable lease payments associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as operating expenses in the Company’s Consolidated Statement of Operations and Comprehensive Income in the same line item as expense arising from fixed lease payments for operating leases.
ROU assets for operating leases are subject to the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment.
The Company monitors for events or changes in circumstances that require a reassessment of a lease. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.
The Company has lease agreements which include lease and non-lease components, which are accounted for separately using a relative stand-alone price basis.
On January 1, 2019 the Company adopted ASC 842 using a modified retrospective transition method and elected the optional transition method as defined within Accounting Standards Update ("ASU") 2018-11. As a result, the Company was not required to adjust its comparative period financial information for effects of the standard or make the new required lease disclosures for periods before the date of adoption (i.e. January 1, 2019). The Company has elected to adopt the package of transition practical expedients and, therefore, has not reassessed (1) whether existing or expired contracts contain a lease, (2) lease classification for existing or expired leases or (3) the accounting for initial direct costs that were previously capitalized. The Company did not elect the practical expedient to use hindsight for leases existing at the adoption date.
The Company has elected not to recognize ROU assets and lease liabilities for all short-term leases that have a lease term of 12 months or less. The Company recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term. Variable lease payments associated with these leases are recognized and presented in the same manner as for all other Company leases.
Additionally, the Company applies a portfolio approach to determine the discount rate (i.e. incremental borrowing rate for leases with similar characteristics). The Company applies the incremental borrowing rate generally based on the transactional currency of the lease and the lease term.

Business Combinations
Business Combinations
The purchase price of an acquired company is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. The results of operations of the acquired business are included in the Company's operating results from the date of acquisition.

Deferred Financing Fees
Deferred Financing Fees
Financing fees that are incurred by the Company in connection with the issuance of debt are deferred and amortized to interest expense over the life of the underlying indebtedness. Deferred financing fees are presented in the Company's consolidated balance sheets as a direct reduction from long-term debt.

Research and Development Costs	Research and Development CostsResearch and development costs are expensed as incurred, and are included as a component of selling, general, and administrative expenses.
Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined and recognized based on the differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases using the tax rates expected to be in effect when the temporary differences are expected to reverse. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not some portion or all of the related tax benefit will not be realized. The need to establish valuation allowances against deferred tax assets is assessed quarterly. The Company's valuation allowances are primarily attributable to net operating loss ("NOL") carryforwards in certain foreign tax jurisdictions where the Company has incurred historical tax losses from operations and has determined that it is more likely than not these deferred tax assets will not be realized. The primary factors used to assess the likelihood of realization are reversals of taxable temporary timing differences, forecasts of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.
The Company evaluates tax positions to determine whether the benefits of tax positions are more likely than not to be sustained upon audit based on the technical merits of the tax position. For tax positions that are more likely than not to be sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized upon ultimate settlement. For tax positions that are not more likely than not to be sustained upon audit, the Company does not recognize any portion of the benefit. If the more likely than not threshold is not met in the period for which a tax position is taken, the Company may subsequently recognize the benefit of that tax position if the tax matter is effectively settled, the statute of limitations expires, or if the more likely than not threshold is met in a subsequent period.
The Company recognizes income tax-related interest and penalties in income tax expense and accrues for interest and penalties in other noncurrent liabilities.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
GAAP establishes a three-level hierarchy that ranks the quality and reliability of information used in developing fair value estimates. The three levels of the fair value hierarchy, with Level 1 having the highest priority and Level 3 having the lowest, are summarized as follows:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company and its subsidiaries use, as appropriate, a market approach (generally, data from market transactions), an income approach (generally, present value techniques and option-pricing models), and/or a cost approach (generally, replacement cost) to measure the fair value of an asset or liability. These valuation approaches incorporate inputs such as observable, independent market data and/or unobservable data that management believes are predicated on the assumptions market participants would use to price an asset or liability. These inputs may incorporate, as applicable, certain risks such as nonperformance risk, which includes credit risk.

Derivative Instruments
Derivative Instrument
The Company utilizes a derivative instrument to mitigate its exposure to interest rate volatility. The Company does not hold or issue derivative financial instruments for trading or speculative purposes. The Company recognizes its derivative instrument as either an asset or liability on the Consolidated Balance Sheets and measures it at estimated fair value. Changes in the fair value of that instrument are deferred in shareholders' equity as a component of Accumulated Other Comprehensive Loss ("AOCL"), as the derivative instrument, which is a cash flow hedge, qualifies for hedge accounting. Derivatives qualify for hedge accounting if they are designated as hedge instruments and if the hedge is highly effective in achieving offsetting changes in the cash flows of the asset or liability hedged. Hedge effectiveness is assessed on a regular basis. For all periods presented herein, gains or losses deferred in AOCL are recognized in the results of operations in the same period in which the hedged items are recognized and on the same financial statement line item as the hedged items.
Commitments and Contingencies
Commitments and Contingencies
The Company establishes reserves for the estimated cost of environmental, legal and other contingencies when such expenditures are probable and reasonably estimable. A significant amount of judgment is required to estimate and quantify the ultimate exposure in these matters. The Company engages outside experts as deemed necessary or appropriate to assist in the evaluation of exposure. From time to time, as information becomes available regarding changes in circumstances for ongoing issues as well as information regarding emerging issues, the potential liability is reassessed and reserve balances are adjusted as necessary. Revisions to the estimates of potential liability, and actual expenditures related to commitments and contingencies, could have a material impact on the results of operations or financial position.

Warranty
Warranty
The Company generally offers an assurance-type warranty for its products. The specific terms and conditions of those warranties vary depending upon the product sold. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company's warranty liability include historical product-failure experience and estimated repair costs for identified matters. The Company regularly assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Concentration of Credit Risk
Concentration of Credit Risk
The Company's customer receivables are comprised primarily of amounts due from independent dealers and direct customers. The Company monitors and manages the credit risk associated with the individual dealers and direct customers. The independent dealers are responsible for assessing and assuming the credit risk of their customers and may require their customers to provide deposits or other credit enhancement measures. Historically, the Company has had a concentration of federal and local government receivables; however, they carry minimal credit risk.

Foreign Currency Translation
Foreign Currency Translation
Results of foreign operations are translated into U.S. dollars using average exchange rates during the year, while assets and liabilities are translated into U.S. dollars using the exchange rates as of the balance sheet dates. The resulting translation adjustments are recorded in AOCL.
Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency of the applicable subsidiary are included in the consolidated statements of operations, within other income, net, in the year in which the gain or loss occurs.

Stock-Based Compensation
Stock-Based Compensation
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. The Company recognizes compensation expense using the straight-line method over the vesting period. Compensation expense relating to restricted stock units subject to performance conditions is recognized if it is probable that the performance condition will be achieved. Forfeitures are recognized when they occur. Stock-based compensation for all types of awards is included in selling, general and administrative expenses in the Consolidated Statements of Operations.
The fair value of restricted stock and restricted stock units, excluding market-based restricted stock units, is based upon the closing market price of the Company's common stock on the date of grant.
The fair value of market-based restricted stock units is estimated at the date of grant using a Monte Carlo simulation model, which requires management to make certain assumptions based on both historical and current data. These awards vest based upon the performance of the Company's stock price relative to a peer group. The assumptions included in the model include, but are not limited to, risk-free interest rate, expected volatility of the Company's and the peer group's stock prices, and dividend yield. The risk-free rate is based upon the applicable U.S. Treasury Note rate. Expected volatility is estimated based on the historical volatility of the Company's and peer group's stock prices. The dividend yield is based on the Company's historical data.
Pension and Other Post-Employment Benefits
Pension and Other Post-Employment Benefits
The Company had sponsored two defined benefit pension plans, one of which was terminated during 2019, and four other post-employment benefit plans ("OPEB"), one of which was terminated during 2019. Several statistical and other factors, which attempt to anticipate future events, are used in calculating the expense and liability related to the plans. Key factors include assumptions about the expected rates of return on plan assets, discount rates, mortality rates and health care cost trend rates. The Company considers market and regulatory conditions, including changes in investment returns and interest rates, in making these assumptions.
The Company determines the expected long-term rate of return on plan assets based on aggregating the expected rates of return for each component of the plan's asset mix. The Company uses historic plan asset returns combined with current market conditions to estimate the rate of return. The expected rate of return on plan assets is a long-term assumption. The discount rate reflects the market rate for high-quality fixed income debt instruments as of the Company's annual measurement date and is subject to change each year.
Unrecognized actuarial gains and losses are recognized over the expected remaining lifetime of the plan participants. Unrecognized actuarial gains and losses arise from several factors, including experience and assumption changes with respect to the obligations of the pension and OPEB plans, and from the difference between expected returns and actual returns on plan assets. These unrecognized gains and losses are systematically recognized as a change in future net periodic pension expense in accordance with the appropriate accounting guidance relating to defined benefit pension and OPEB plans.
Key assumptions used in determining the amount of the obligation and expense recorded for the OPEB plans include the assumed discount rate and the assumed rate of increases in future health care costs. In estimating the health care cost trend rate, the Company considers actual health care cost experience, future benefit structures, industry trends and advice from its actuaries. The Company assumes that the relative increase in health care costs will generally trend downward over the next several years, reflecting assumed increases in efficiency and cost-containment initiatives in the health care system.
In accordance with the appropriate accounting guidance, the Company has recognized the funded status (i.e., the difference between the fair value of plan assets and the projected benefit obligation) of the defined benefit pension and OPEB plans in the consolidated balance sheets. To record the unfunded status of the plans, the Company recorded an additional liability and an adjustment to accumulated other comprehensive loss, net of tax. Other changes in the benefit obligation including net actuarial loss (gain) and prior service cost (credit) are recognized in other comprehensive income.
The actuarial assumptions the Company used in determining the pension and OPEB retirement benefits may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates, or longer or shorter life spans of participants. While the Company believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions could materially affect the financial position or results of operations.
Segment Information
Segment Information
Effective as of the beginning of the first quarter of 2021, the Company changed the structure of its internal organization which caused the composition of its reportable segments to change. As such, the Company implemented a segment reorganization in order to more closely align its segment reporting with its current operating structure (the "Segment Reorganization"). The Company's new reportable segments are: Workplace and Lifestyle. The Workplace reportable segment is comprised of the operations of the Workplace operating segment, which, following the Segment Reorganization, reflects the reassignment of the Spinneybeck and KnollTextiles businesses from the Lifestyle segment, as well as the reassignment of the Europe Office business from the historical Office segment to the Lifestyle segment. The Lifestyle reportable segment is an aggregation of the Holly Hunt (which includes Edelman), Muuto, KnollStudio North America and Europe operating segments. In conjunction with the new reporting structure, the Company recast the segment disclosures for all periods presented.
The Workplace segment includes a complete range of products that address diverse workplace planning paradigms in North America. These products include: office systems furniture, seating, storage, tables (conference, training), desks (fixed and height-adjustable), textiles, high-quality fabrics, felt, leather, architectural products, and KnollExtra® accessories. The businesses comprising the Workplace segment serve a broad range of customers, from geographically diverse global accounts to consumers and small businesses, and do so through various physical and digital interfaces, including a direct sales force, Company and dealer showrooms, and multiple e-commerce platforms
The Lifestyle segment product offerings, which are distributed globally, include iconic seating, lounge furniture, side, café and dining chairs, dining and occasional tables, lighting, rugs, and leather. The businesses comprising the Lifestyle segment serve affordable luxury and high-end luxury markets that often blur the distinction between commercial and residential spaces, but understand and appreciate the impact that furnishings borne out of exceptional design and made with high-quality, innovative materials can have on their respective environments. Lifestyle products are sold through a global network of showrooms, e-commerce websites, retail stores and independent dealers.
Corporate costs include unallocated costs relating to shared services and general corporate activities such as legal expenses, acquisition expenses, certain finance, human resources, administrative and executive expenses and other expenses that are not directly attributable to an operating segment. Dedicated, direct selling, general and administrative expenses of the segments are included within segment operating profit. Management regularly reviews the costs included in the Corporate function and believes disclosing such information provides more visibility and transparency of how the chief operating decision maker reviews the results for the Company.

Accounting Standards Adopted
Accounting Standards Adopted
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides practical expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply to contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or other reference rate expected to be discontinued due to reference rate reform. The amendments in this ASU are effective immediately and may be applied to impacted contracts and hedges prospectively through December 31, 2022. The adoption of the ASU had no impact on the Company’s consolidated financial statements for the period ended December 31, 2020.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), which amends the disclosure requirements for recurring and nonrecurring fair value measurements by removing, modifying and adding certain disclosures. The Company adopted ASU 2018-13 as of January 1, 2020. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements or disclosures.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 replaces the incurred loss impairment methodology for measuring and recognizing credit losses with a methodology that reflects expected credit losses, which requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company adopted ASU 2016-13 as of January 1, 2020. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.